Fees and Expenses - Cantor Fitzgerald Commodity Return Strategy Portfolio	Apr. 01, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and portfolio expenses
Expense Narrative [Text Block]

The accompanying table describes the fees and expenses you may pay if you buy, hold and sell shares of the portfolio. The fee table and the expense example do not reflect expenses or withdrawal charges incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio’s shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class 1	Class 2
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A
Maximum sales charge (load) on reinvested distributions	N/A	N/A
Redemption fees	N/A	N/A
Exchange fees	N/A	N/A

Operating Expenses Caption [Optional Text]	Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 1	Class 2
Management fee	0.59%	0.59%
Distribution and service (12b-1) fee	0.25	None
Other expenses[1]	0.24	0.24
Total annual portfolio operating expenses	1.09	0.84
Less: amount of fee
limitations/expense reimbursements[2]	0.04	0.04
Total annual portfolio operating expenses after fee limitations/expense reimbursements	1.05	0.80

[1]	The portfolio invests in Cantor Fitzgerald Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). “Other expenses” include expenses of both the portfolio and the Subsidiary [as well as “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the portfolio].
[2]	The Trust and O’Connor Alternative Investments have entered into a written contract limiting operating expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the portfolio’s average daily net assets at least through April 30, 2027. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Trust’s board of trustees (the “Board of Trustees”)). The Trust is authorized to reimburse O’Connor Alternative Investments for management fees previously waived and/or for expenses previously paid by O’Connor Alternative Investments, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by O’Connor Alternative Investments and the reimbursement does not cause the applicable class’s aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by O’Connor Alternative Investments or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example may help you compare the cost of investing in shares of the portfolio with the cost of investing in other mutual funds. The example does not include expenses or withdrawal charges incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
	One year	Three years	Five years	Ten years
Class 1	$107	$343	$597	$1,325
Class 2	82	264	462	1,033

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The computation of the portfolio’s portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less. However, the portfolio expects to engage in frequent trading of derivatives, which could have tax consequences that impact shareholders, such as the realization of taxable short-term capital gains. In addition, the portfolio could incur transaction costs, such as commissions, when it buys and sells securities and other instruments. Transaction costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio’s performance. During the fiscal year ended December 31, 2025, the portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	56.00%